Derivative financial liability - current (Details 3) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 1,159	£ 4,160	£ 85
Level 3 of fair value hierarchy [member] | Series H Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 179
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 100% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.89 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 5.09% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Series G Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 591
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 95% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.33 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.33% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Series F Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 16	2,592
Valuation technique (s) and key input(s)	Black-Scholes Model
Significant unobservable input(s)	Volatility rate of 120% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 0.48 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 5.33% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Series E Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 343	1,444
Valuation technique (s) and key input(s)	Black- Scholes Model
Significant unobservable input(s)	Volatility rate of 100% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.48 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.33% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Series D Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	£ 30	124
Valuation technique (s) and key input(s)	Black- Scholes Model
Significant unobservable input(s)	Volatility rate of 105% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 4.43 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.53% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | May 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability
Valuation technique (s) and key input(s)	Black- Scholes Model
Significant unobservable input(s)	Volatility rate of 100% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 1.38 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 4.90% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | October 2019 Warrants [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability
Valuation technique (s) and key input(s)	Black- Scholes Model
Significant unobservable input(s)	Volatility rate of 100% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Significant unobservable input(s)	Expected life between a range of 0.1 and 1.00 years determined using the remaining life of the share options.
Relationship of unobservable inputs to fair value	The shorter the expected life the lower the fair value.
Significant unobservable input(s)	Risk-free rate of 5.09% determined using the expected life assumptions.
Relationship of unobservable inputs to fair value	The higher the risk-free rate the higher the fair value.